Shareholder Fees {- Fidelity® SAI Real Estate Index Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity SAI Real Estate Index Fund PRO-09 | Fidelity® SAI Real Estate Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none